Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Prepaid agency fees and commissions	$ 1,706		$ 2,408
Prepaid foreign withholding taxes	5,066		2,207
Prepaid insurance	3,997		313
Contract assets, current portion	1,842		1,173
Licensed programming costs	491		497
Other	2,955		2,224
Total	16,057		$ 8,822
Amortization of other intangible assets	293	$ 250
Licensed programming costs
Finite-Lived Intangible Assets [Line Items]
Amortization of other intangible assets	$ 100	$ 100
Recognition period for unamortized cost	2 years